Debt - Legacy SMAP Related Party Promissory Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2023	Dec. 08, 2023	Nov. 30, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023
Debt Instrument [Line Items]
Amount issued in exchange of cancellation		$ 1,000
Related Party Promissory Note
Debt Instrument [Line Items]
Operational working capital			$ 200		$ 375
Loss on extinguishment of debt	$ (594)
Legacy SMAP | Related Party Promissory Note
Debt Instrument [Line Items]
Operational working capital				$ 1,524		$ 1,524	$ 1,524
Amount issued in exchange of cancellation	1,324
Loss on extinguishment of debt	$ (787)